Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss
Sales to third parties	$ 6,394,713	$ 16,144,172
Sales to related parties	0	137
Revenues	6,394,713	16,144,309
Cost of revenues	(7,484,087)	(15,329,735)
Gross (loss) profit	(1,089,374)	814,574
Operating expenses
(Allowance) reversal of allowance for credit losses	(29,065,008)	270,832
Long-term investment impairment loss	(7,044,116)	0
Selling and distribution expenses	(311,446)	(83,321)
General and administrative expenses	(1,017,017)	(1,670,829)
Total operating expenses	(37,437,587)	(1,483,318)
Loss from operations	(38,526,961)	(668,744)
Other income, net
Interest income	23,380	3,622
Interest expense	(96,907)	(231,704)
Amortization of debt issuance costs	0	(177,014)
Loss from equity method investment	0	(431,180)
Other income, net	1,010,067	1,003,031
Gain on disposal of subsidiaries	0	250,331
Total other income, net	936,540	417,086
Loss before income taxes	(37,590,421)	(251,658)
Income tax expenses	0	0
Net loss	(37,590,421)	(251,658)
Net loss attributable to non-controlling interest	480,140	207,642
Net loss attributable to Farmmi, Inc.	(37,110,281)	(44,016)
Comprehensive loss
Net loss	(37,590,421)	(251,658)
Foreign currency translation difference	2,476,504	(4,654,965)
Total comprehensive loss	(35,113,917)	(4,906,623)
Comprehensive loss attributable to non-controlling interest	480,140	207,642
Comprehensive loss attributable to Farmmi, Inc.	$ (34,633,777)	$ (4,698,981)
Weighted average number of ordinary shares
Basic	11,401,729	1,077,719
Diluted	11,401,729	1,077,719
Loss per ordinary share
Basic	$ (3.25)	$ (0.04)
Diluted	$ (3.25)	$ (0.04)